Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment reporting
Schedule of segment reporting

	2018
										Undistributed
	Sweden	Sweden								and internal
	Consumer	Business	Lithuania	Latvia	Estonia	Croatia	Germany	IoT	Other	elimination	Total
INCOME STATEMENT
Revenue
-External	10,000	6,413	2,400	1,290	781	1,929	539	200	152	—	23,704
-Internal	—	4	30	18	6	8	—	—	—	(66)	—
Revenue	10,000	6,417	2,430	1,308	787	1,937	539	200	152	(66)	23,704
Adjusted EBITDA	3,369	1,373	816	474	167	425	249	(112)	(106)	—	6,655

Reconciling items to reported operating profit/loss:
-Depreciation/amortization and other impairment										-2,446	-2,446
-Result from shares in joint ventures and associated companies										9	9
-Reversal of impairment										149	149
-Acquisition costs										(306)	(306)
-Integration costs										(311)	(311)
Operating profit											3,750
Interest income										15	15
Interest expenses										(327)	-327
Other financial items										(66)	(66)
Income tax										(1,762)	(1,762)
NET PROFIT FROM CONTINUING OPERATIONS											1,610

		2018

		Sweden	Sweden
		Consumer	Business	Sweden(1)	Lithuania	Latvia	Estonia	Croatia	IoT	Other	Total
OTHER INFORMATION
Additions to intangible and tangible assets				1,938	144	113	87	128	29	393	2,832
Non-cash-generating adjusted EBITDA items
-Sales of fixed assets and operations		(21)	(55)		(1)	—	—	—	(8)	(17)	(102)
-Incentive program		—	—		—	—	—	—	—	(42)	(42)
(1)	This is internally not reported on the segments Sweden Consumer and Sweden Business.

	December 31, 2018
	Sweden	Lithuania	Latvia	Estonia	Croatia	Germany	Total
BALANCE SHEET
Intangible assets	46,524	1,021	1,265	831	122	—	49,763
Tangible assets	6,756	683	593	451	707	2	9,192
Capital contract costs	273	39	7	15	39	—	373

	2017
										Undistributed
	Sweden	Sweden								and internal
	Consumer	Business	Lithuania	Latvia	Estonia	Croatia	Germany	IoT	Other	elimination	Total
INCOME STATEMENT
Revenue
-External	8,632	6,422	1,937	1,156	738	1,687	612	147	135	—	21,466
-Internal	—	3	20	22	5	7	—	—	—	(57)	—
Revenue	8,632	6,425	1,957	1,178	743	1,694	612	147	135	(57)	21,466
Adjusted EBITDA	2,969	1,383	651	417	185	93	265	(101)	(64)	—	5,798

Reconciling items to reported operating profit/loss:
-Depreciation/amortization and other impairment										(2,086)	(2,086)
-Acquisition costs										(20)	(20)
-Integration costs										(145)	(145)
-Challenger program										(78)	(78)
Operating profit											3,469
Interest income										11	11
Interest expenses										(314)	(314)
Other financial items										(1)	(1)
Income tax										(734)	(734)
NET PROFIT FROM CONTINUING OPERATIONS											2,431

		2017
		Sweden	Sweden
		Consumer	Business	Sweden(1)	Lithuania	Latvia	Estonia	Croatia	IoT	Other	Total
OTHER INFORMATION
Additions to intangible and tangible assets				743	114	83	83	90	30	289	1,432
Non-cash-generating adjusted EBITDA items
-Sales of fixed assets and operations		4	2		(1)	—	—	—	—	(1)	4
-Incentive program		—	—		—	—	—	—	(3)	(27)	(30)
(1)	This is internally not reported on the segments Sweden Consumer and Sweden Business.

	December 31, 2017
	Sweden	Lithuania	Latvia	Estonia	Croatia	Germany	Kazakhstan	Total
BALANCE SHEET
Intangible assets	6,040	970	1,215	808	46	—	482	9,561
Tangible assets	4,180	643	575	462	550	3	2,279	8,692
Capital contract costs	245	48	19	19	49	—	—	380

	2016
										Undistributed
	Sweden	Sweden								and internal
	consumer	Business	Lithuania	Latvia	Estonia	Croatia	Germany	IoT	Other	elimination	Total
INCOME STATEMENT
Revenue
-External	8,507	3,766	1,693	999	694	1,534	708	75	155	—	18,131
-Internal	—	1	16	23	1	—	—	—	3	(44)	—
Revenue	8,507	3,767	1,709	1,022	695	1,534	708	75	158	(44)	18,131
Adjusted EBITDA	2,782	969	589	320	172	107	276	(64)	(32)	—	5,119

Reconciling items to reported operating profit/loss:
-Depreciation/amortization and other impairment										(1,677)	(1,677)
-Sale of operations										(1)	(1)
-Acquisition costs										(37)	(37)
-Integration costs										(36)	(36)
-Challenger program										(235)	(235)
Operating profit											3,133
Interest income										11	11
Interest expenses										(333)	(333)
Other financial items										(20)	(20)
Income tax										(1,010)	(1,010)
NET PROFIT FROM CONTINUING OPERATIONS											1,781

		2016
		Sweden	Sweden
		Consumer	Business	Sweden(1)	Lithuania	Latvia	Estonia	Croatia	Germany	Other	Total
OTHER INFORMATION
Additions to intangible and tangible assets				898	228	68	71	130	3	409	1,807
Non-cash-generating adjusted EBITDA items
-Sales of fixed assets and operations		5	7		—	—	—	—	5	(6)	11
-Incentive program		—	—		—	—	—	—	—	(1)	(1)
(1)	This is internally not reported on the segments Sweden Consumer and Sweden Business.

	December 31, 2016
	Sweden	Lithuania	Latvia	Estonia	Croatia	Germany	Kazakhstan	Netherlands	Austria	Total
BALANCE SHEET
Intangible assets	6,267	951	1,188	793	48	—	596	3,469	58	13,370
Tangible assets	4,682	637	577	473	498	9	2,409	4,872	172	14,329
Capital contract costs	249	52	16	16	35	6	—	219	24	617

Schedule of acquisition costs and integration costs

	Acquisition costs			Integration costs
	2018	2017	2016	2018	2017	2016
Com Hem, Sweden	(306)	(20)	—	(210)	—	—
TDC, Sweden	—	—	(35)	(101)	(145)	(36)
Other acquisitions	—	—	(2)	—	—	—
Total	(306)	(20)	(37)	(311)	(145)	(36)
of which:
-cost of service provided and equipment sold	—	—	—	(24)	(19)	(1)
-selling expenses	—	—	—	(43)	(23)	—
-administrative expenses	—	—	—	(244)	(103)	(35)
-other operating expenses	(306)	(20)	(37)	—	—	—
of which:
-redundancy costs				(181)	(62)	(20)
-other employee and consultancy costs				(102)	(72)	(14)
-exit of contracts and other costs				(28)	(11)	(2)

Schedule of Challenger program

	2018	2017	2016
Cost of services provided and equipment sold	—	(7)	(16)
Selling expenses	—	(1)	(8)
Administrative expenses	—	(70)	(211)
Total Challenger program costs	—	(78)	(235)
of which:
-redundancy costs	—	(31)	(128)
-other employee and consultancy costs	—	(46)	(97)
-exit of contracts and other costs	—	(1)	(10)